Segment Reporting - Schedule of Company's Revenue and Income From Operations by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total revenues	$ 755,763	$ 431,178	$ 550,543
Voyage expenses	(360,576)	(77,368)	(53,604)
Vessel operating expenses	(209,131)	(175,389)	(182,598)
Time-charter hire expense	(19,538)	(30,661)	(59,647)
Depreciation and amortization	(118,514)	(100,481)	(104,149)
General and administrative expenses	(39,775)	(32,879)	(33,199)
Gain on sale of vessel	170	(12,984)	(20,594)
Restructuring charge	(1,195)	0	0
Income from operations	7,204	1,416	96,752
Equity income (loss)	1,220	(25,370)	7,680
Operating Segments | Conventional Tankers
Segment Reporting Information [Line Items]
Total revenues	720,076	391,267	512,608
Voyage expenses	(373,064)	(87,879)	(56,805)
Vessel operating expenses	(174,278)	(135,740)	(150,100)
Time-charter hire expense	(13,537)	(25,666)	(57,368)
Depreciation and amortization	(114,062)	(95,433)	(99,024)
General and administrative expenses	(36,481)	(29,539)	(29,432)
Gain on sale of vessel	0	(13,034)	(20,926)
Restructuring charge	(152)
Income from operations	8,502	3,976	98,953
Equity income (loss)	1,220	(25,370)	7,680
Operating Segments | Ship-to-Ship Transfer
Segment Reporting Information [Line Items]
Total revenues	48,175	50,422	41,136
Voyage expenses	0	0	0
Vessel operating expenses	(34,853)	(39,649)	(32,498)
Time-charter hire expense	(6,001)	(4,995)	(2,279)
Depreciation and amortization	(4,452)	(5,048)	(5,125)
General and administrative expenses	(3,294)	(3,340)	(3,767)
Gain on sale of vessel	170	50	332
Restructuring charge	(1,043)
Income from operations	(1,298)	(2,560)	(2,201)
Equity income (loss)	0	0	0
Inter-segment Adjustment
Segment Reporting Information [Line Items]
Total revenues	(12,488)	(10,511)	(3,201)
Voyage expenses	12,488	10,511	3,201
Vessel operating expenses	0	0	0
Time-charter hire expense	0	0	0
Depreciation and amortization	0	0	0
General and administrative expenses	0	0	0
Gain on sale of vessel	0	0	0
Restructuring charge	0
Income from operations	0	0	0
Equity income (loss)	$ 0	$ 0	0
Estimated costs incurred			$ 25